CONSOLIDATED BALANCE SHEETS (Parenthetical) - CNY (¥) ¥ in Thousands	Dec. 31, 2017	Dec. 31, 2016
CONSOLIDATED BALANCE SHEETS
Allowance for doubtful accounts receivable	¥ 5,384	¥ 6,144
Amounts of the current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	62,795	327
Amounts of the non-current liabilities of the consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 49,860	¥ 9,625
Common shares, shares authorized	500,000,000	500,000,000
Common shares, shares issued	61,853,004	60,062,385
Common shares, shares outstanding	61,853,004	60,062,385